Provisions - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	May 13, 2019 USD ($)	May 13, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement [LineItems]
Provisions			$ 763	$ 911	$ 1,918
Provisions made			$ 264	305
income tax liabilities				$ 573
AB inBev [member]
Statement [LineItems]
Provisions					$ 230
Provisions made	$ 226	€ 200